Condensed consolidating information on certain US subsidiaries - Disclosure of Condensed Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Jun. 30, 2018	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 145,291		$ 143,950	$ 135,261	[1]
Goodwill	12,158			12,204	[1]
Intangible assets	15,631			17,284	[1]
Investments in joint ventures	8,637			8,647	[1]
Investments in associates	19,587			17,673	[1]
Other investments	1,250			1,341	[1]
Subsidiaries - equity-accounted basis	0			0
Fixed assets	202,554			192,410	[1]
Loans	689			637	[1]
Trade and other receivables	2,146		2,159	1,834	[1]
Derivative financial instruments	6,014			5,145	[1]
Prepayments	776		849	1,179	[1]
Deferred tax assets	3,624		3,736	3,706	[1]
Defined benefit pension plan surpluses	5,816			5,955	[1]
Non-current assets	221,619			210,866	[1]
Current assets
Loans	313			326	[1]
Inventories	20,042			17,988	[1]
Trade and other receivables	24,343		24,673	24,478	[1]
Derivative financial instruments	3,384			3,846	[1]
Prepayments	1,001		872	963	[1]
Current tax receivable	930			1,019	[1]
Other investments	135			222	[1]
Cash and cash equivalents	20,674	$ 21,256		22,468	[1]	$ 22,185	$ 22,242		$ 25,575
Current assets other than assets classified as held for sale	70,822			71,310	[1]
Assets classified as held for sale (Note 3)	721			0	[1]
Current assets	71,543			71,310	[1]
Total assets	293,162			282,176	[1]
Current liabilities
Trade and other payables	44,774		46,209	46,265	[1]
Derivative financial instruments	2,601			3,308	[1]
Accruals	4,143		4,578	4,626	[1]
Lease liabilities	2,094		2,196	44	[1]
Finance debt	8,677		9,329	9,329	[1]
Current tax payable	2,384			2,101	[1]
Provisions	2,070		2,547	2,564	[1]
Current liabilities other than liabilities directly associated with assets classified as held for sale	66,743			68,237	[1]
Liabilities directly associated with assets classified as held for sale (Note 3)	112			0	[1]
Current liabilities	66,855			68,237	[1]
Non-current liabilities
Other payables	12,654		14,013	13,830	[1]
Derivative financial instruments	5,187			5,625	[1]
Accruals	610		548	575	[1]
Lease liabilities	8,285		7,704	623	[1]
Finance debt	58,876		55,803	55,803	[1]
Deferred tax liabilities	9,672		9,767	9,812	[1]
Provisions	18,393		17,657	17,732	[1]
Defined benefit pension plan and other post-retirement benefit plan deficits	9,007			8,391	[1]
Non-current liabilities	122,684			112,391	[1]
Total liabilities	189,539			180,628	[1]
Net assets	103,623		101,218	101,548	[1]
Equity
BP shareholders’ equity	101,485		99,115	99,444	[1]
Non-controlling interests	2,138		2,103	2,104	[1]
Total equity	103,623		$ 101,218	101,548	[1]	101,770		$ 100,224	100,404
Eliminations and reclassifications
Non-current assets
Property, plant and equipment	0			0
Goodwill	0			0
Intangible assets	0			0
Investments in joint ventures	0			0
Investments in associates	0			0
Other investments	0			0
Subsidiaries - equity-accounted basis	(172,529)			(166,311)
Fixed assets	(172,529)			(166,311)
Loans	(26,742)			(31,765)
Trade and other receivables	(2,599)			(2,600)
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	0			0
Non-current assets	(201,870)			(200,676)
Current assets
Loans	0			0
Inventories	0			0
Trade and other receivables	(26,308)			(17,140)
Derivative financial instruments	0			0
Prepayments	0			0
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	0			0		0			0
Current assets other than assets classified as held for sale	(26,308)
Assets classified as held for sale (Note 3)	0
Current assets	(26,308)			(17,140)
Total assets	(228,178)			(217,816)
Current liabilities
Trade and other payables	(26,308)			(17,140)
Derivative financial instruments	0			0
Accruals	0			0
Lease liabilities	0			0
Finance debt	0			0
Current tax payable	0			0
Provisions	0			0
Current liabilities other than liabilities directly associated with assets classified as held for sale	(26,308)
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	(26,308)			(17,140)
Non-current liabilities
Other payables	(29,341)			(34,365)
Derivative financial instruments	0			0
Accruals	0			0
Lease liabilities	0			0
Finance debt	0			0
Deferred tax liabilities	0			0
Provisions	0			0
Defined benefit pension plan and other post-retirement benefit plan deficits	0			0
Non-current liabilities	(29,341)			(34,365)
Total liabilities	(55,649)			(51,505)
Net assets	(172,529)			(166,311)
Equity
BP shareholders’ equity	(172,529)			(166,311)
Non-controlling interests	0			0
Total equity	(172,529)			(166,311)
Reportable Legal Entities | Issuer
Non-current assets
Property, plant and equipment	4,501			4,445
Goodwill	0			0
Intangible assets	608			598
Investments in joint ventures	0			0
Investments in associates	0			0
Other investments	0			0
Subsidiaries - equity-accounted basis	0			0
Fixed assets	5,109			5,043
Loans	9			0
Trade and other receivables	13			0
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	0			0
Non-current assets	5,131			5,043
Current assets
Loans	0			0
Inventories	322			302
Trade and other receivables	2,692			2,536
Derivative financial instruments	0			0
Prepayments	41			7
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	0			0		0	$ 0
Current assets other than assets classified as held for sale	3,055
Assets classified as held for sale (Note 3)	0
Current assets	3,055			2,845
Total assets	8,186			7,888
Current liabilities
Trade and other payables	600			413
Derivative financial instruments	0			0
Accruals	53			89
Lease liabilities	23			0
Finance debt	0			0
Current tax payable	7			310
Provisions	1			1
Current liabilities other than liabilities directly associated with assets classified as held for sale	684
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	684			813
Non-current liabilities
Other payables	1			0
Derivative financial instruments	0			0
Accruals	0			0
Lease liabilities	68			0
Finance debt	0			0
Deferred tax liabilities	637			586
Provisions	672			670
Defined benefit pension plan and other post-retirement benefit plan deficits	0			0
Non-current liabilities	1,378			1,256
Total liabilities	2,062			2,069
Net assets	6,124			5,819
Equity
BP shareholders’ equity	6,124			5,819
Non-controlling interests	0			0
Total equity	6,124			5,819
Reportable Legal Entities | Guarantor
Non-current assets
Property, plant and equipment	0			0
Goodwill	0			0
Intangible assets	0			0
Investments in joint ventures	0			0
Investments in associates	2			2
Other investments	0			0
Subsidiaries - equity-accounted basis	172,529			166,311
Fixed assets	172,531			166,313
Loans	0			0
Trade and other receivables	2,599			2,600
Derivative financial instruments	0			0
Prepayments	0			0
Deferred tax assets	0			0
Defined benefit pension plan surpluses	5,310			5,473
Non-current assets	180,440			174,386
Current assets
Loans	0			0
Inventories	0			0
Trade and other receivables	151			151
Derivative financial instruments	0			0
Prepayments	0			0
Current tax receivable	0			0
Other investments	0			0
Cash and cash equivalents	1			13		15			10
Current assets other than assets classified as held for sale	152
Assets classified as held for sale (Note 3)	0
Current assets	152			164
Total assets	180,592			174,550
Current liabilities
Trade and other payables	23,653			14,634
Derivative financial instruments	0			0
Accruals	36			31
Lease liabilities	0			0
Finance debt	0			0
Current tax payable	0			0
Provisions	0			0
Current liabilities other than liabilities directly associated with assets classified as held for sale	23,689
Liabilities directly associated with assets classified as held for sale (Note 3)	0
Current liabilities	23,689			14,665
Non-current liabilities
Other payables	26,758			31,800
Derivative financial instruments	0			0
Accruals	0			0
Lease liabilities	0			0
Finance debt	0			0
Deferred tax liabilities	1,907			1,907
Provisions	0			0
Defined benefit pension plan and other post-retirement benefit plan deficits	203			184
Non-current liabilities	28,868			33,891
Total liabilities	52,557			48,556
Net assets	128,035			125,994
Equity
BP shareholders’ equity	128,035			125,994
Non-controlling interests	0			0
Total equity	128,035			125,994
Reportable Legal Entities | Other subsidiaries
Non-current assets
Property, plant and equipment	140,790			130,816
Goodwill	12,158			12,204
Intangible assets	15,023			16,686
Investments in joint ventures	8,637			8,647
Investments in associates	19,585			17,671
Other investments	1,250			1,341
Subsidiaries - equity-accounted basis	0			0
Fixed assets	197,443			187,365
Loans	27,422			32,402
Trade and other receivables	2,133			1,834
Derivative financial instruments	6,014			5,145
Prepayments	776			1,179
Deferred tax assets	3,624			3,706
Defined benefit pension plan surpluses	506			482
Non-current assets	237,918			232,113
Current assets
Loans	313			326
Inventories	19,720			17,686
Trade and other receivables	47,808			38,931
Derivative financial instruments	3,384			3,846
Prepayments	960			956
Current tax receivable	930			1,019
Other investments	135			222
Cash and cash equivalents	20,673			22,455		$ 22,170			$ 25,565
Current assets other than assets classified as held for sale	93,923
Assets classified as held for sale (Note 3)	721
Current assets	94,644			85,441
Total assets	332,562			317,554
Current liabilities
Trade and other payables	46,829			48,358
Derivative financial instruments	2,601			3,308
Accruals	4,054			4,506
Lease liabilities	2,071			44
Finance debt	8,677			9,329
Current tax payable	2,377			1,791
Provisions	2,069			2,563
Current liabilities other than liabilities directly associated with assets classified as held for sale	68,678
Liabilities directly associated with assets classified as held for sale (Note 3)	112
Current liabilities	68,790			69,899
Non-current liabilities
Other payables	15,236			16,395
Derivative financial instruments	5,187			5,625
Accruals	610			575
Lease liabilities	8,217			623
Finance debt	58,876			55,803
Deferred tax liabilities	7,128			7,319
Provisions	17,721			17,062
Defined benefit pension plan and other post-retirement benefit plan deficits	8,804			8,207
Non-current liabilities	121,779			111,609
Total liabilities	190,569			181,508
Net assets	141,993			136,046
Equity
BP shareholders’ equity	139,855			133,942
Non-controlling interests	2,138			2,104
Total equity	$ 141,993			$ 136,046

[1]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.